Prospectus Supplement

January 25, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 25, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2018

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

The section of the Prospectus entitled "Fund Management—Emerging Markets Small Cap Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Tim Drinkall	Managing Director	Since inception
Omair Ansari	Vice President	January 2019

The section of the Prospectus entitled "Fund Management—Frontier Markets Portfolio—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Emerging Markets Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Tim Drinkall	Managing Director	September 2012*
Steven Quattry	Executive Director	January 2019

*  Mr. Drinkall served as the Fund manager of the Frontier Predecessor Fund since it commenced operations in 2008.

The first two paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management—Emerging Markets Small Cap Portfolio" are hereby deleted and replaced with the following:

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The members of the team jointly and primarily responsible for the day-to-day management of the Fund are Tim Drinkall and Omair Ansari.

Mr. Drinkall has been associated with the Adviser in an investment management capacity since 2007. Mr. Ansari has been associated with the Adviser in an investment management capacity since 2016. Prior to joining the Adviser, Mr. Ansari was an equity research analyst in emerging markets at Renaissance Capital from 2013 to 2016.

The first two paragraphs of the section of the Prospectus entitled "Fund Management—Portfolio Management—Frontier Markets Portfolio" are hereby deleted and replaced with the following:

The Fund is managed by members of the Emerging Markets Equity team. The team consists of portfolio managers and analysts. The members of the team jointly and primarily responsible for the day-to-day management of the Fund are Tim Drinkall and Steven Quattry.

Mr. Drinkall has been associated with the Adviser in an investment management capacity since 2007. Mr. Quattry has been associated with the Adviser in an investment management capacity since 2011.

Please retain this supplement for future reference.

  IFIEMSCFMPROSPT 1/19

Statement of Additional Information Supplement

January 25, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 25, 2019 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2018

Emerging Markets Small Cap Portfolio

Frontier Markets Portfolio

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)—Emerging Markets Small Cap" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Emerging Markets Small Cap
Tim Drinkall	2	$738.2 million	3	$814.6 million	3	(7)	$724.7 million(7)
Omair Ansari***	0	0	0	0	0		0

***  As of December 31, 2018.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2017 (unless otherwise indicated)—Frontier Markets" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Frontier Markets
Tim Drinkall	2	$31.8 million	3	$814.6 million	3	(7)	$724.7 million(7)
Steven Quattry***	0	0	0	0	0		0

***  As of December 31, 2018.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Emerging Markets Small Cap" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Emerging Markets Small Cap
Tim Drinkall	$50,001-$100,000
Omair Ansari***	$50,001-$100,000

***  As of December 31, 2018.

The section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Frontier Markets" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Frontier Markets
Tim Drinkall	$100,001-$500,000
Steven Quattry***	None

***  As of December 31, 2018.

Please retain this supplement for future reference.